SUPPLEMENT TO THE PROSPECTUSES OF WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS For the Wells Fargo Advantage Opportunity Fund (the "Fund")
(Wells Fargo Advantage Opportunity Fund)

In the summary section for the Fund, the following replaces the first paragraph and the first sentence of the second paragraph contained in the section entitled "Principal Investment Strategies":

Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities and up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

Through December 31, 2012, we invest principally in equity securities of medium-capitalization companies, which we define as those within the range of market capitalizations of companies in the Russell Midcap® Index. The range of the Russell Midcap® Index was from approximately $526 million to $17.3 billion as of June 27, 2011, and is expected to change frequently.

Effective January 1, 2013, we invest principally in equity securities of companies of all market capitalizations.

We invest in equity securities of companies that we believe are underpriced yet have attractive growth prospects.

In addition, in the summary section for the Fund the following additional benchmark information is added to the table entitled "Average Annual Total Returns for the periods ended 12/31/2011":
Average Annual Total Returns (Wells Fargo Advantage Opportunity Fund)		1 Year	5 Years	10 Years
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	[1]	1.03%	(0.01%)	3.51%
[1]	Effective January 1, 2013, the Fund intends to change its benchmark from the Russell MidCap® Index to the Russell 3000® Index to better align with its new strategy to invest in equity securities of companies of all market capitalizations.

SUPPLEMENT TO THE PROSPECTUSES OF WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS For the Wells Fargo Advantage Opportunity Fund (the "Fund")
(Wells Fargo Advantage Opportunity Fund)

In the summary section for the Fund, the following replaces the first paragraph and the first sentence of the second paragraph contained in the section entitled "Principal Investment Strategies":

Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities and up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

Through December 31, 2012, we invest principally in equity securities of medium-capitalization companies, which we define as those within the range of market capitalizations of companies in the Russell Midcap® Index. The range of the Russell Midcap® Index was from approximately $526 million to $17.3 billion as of June 27, 2011, and is expected to change frequently.

Effective January 1, 2013, we invest principally in equity securities of companies of all market capitalizations.

We invest in equity securities of companies that we believe are underpriced yet have attractive growth prospects.

In addition, in the summary section for the Fund the following additional benchmark information is added to the table entitled "Average Annual Total Returns for the periods ended 12/31/2011":
Average Annual Total Returns (Wells Fargo Advantage Opportunity Fund)		1 Year	5 Years	10 Years
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	[1]	1.03%	(0.01%)	3.51%
[1]	Effective January 1, 2013, the Fund intends to change its benchmark from the Russell MidCap® Index to the Russell 3000® Index to better align with its new strategy to invest in equity securities of companies of all market capitalizations.

Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Wells Fargo Advantage Opportunity Fund), Russell 3000® Index (reflects no deduction for fees, expenses, or taxes))	0 Months Ended
	Feb. 01, 2012
(Wells Fargo Advantage Opportunity Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%	[1]
5 Years	(0.01%)	[1]
10 Years	3.51%	[1]

[1]	Effective January 1, 2013, the Fund intends to change its benchmark from the Russell MidCap® Index to the Russell 3000® Index to better align with its new strategy to invest in equity securities of companies of all market capitalizations.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2012
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 7, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 7, 2012
Prospectus Date	rr_ProspectusDate	Feb 1, 2012
Supplement [Text Block]	wells_SupplementTextBlock	SUPPLEMENT TO THE PROSPECTUSES OF WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS For the Wells Fargo Advantage Opportunity Fund (the "Fund")
(Wells Fargo Advantage Opportunity Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative Supplement [Text Block]	wells_SupplementTextBlock_06	In the summary section for the Fund, the following replaces the first paragraph and the first sentence of the second paragraph contained in the section entitled "Principal Investment Strategies":
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities and up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

Through December 31, 2012, we invest principally in equity securities of medium-capitalization companies, which we define as those within the range of market capitalizations of companies in the Russell Midcap® Index. The range of the Russell Midcap® Index was from approximately $526 million to $17.3 billion as of June 27, 2011, and is expected to change frequently.

Effective January 1, 2013, we invest principally in equity securities of companies of all market capitalizations.

We invest in equity securities of companies that we believe are underpriced yet have attractive growth prospects.

Performance Table Narrative Supplement - [Text Block]	wells_SupplementTextBlock_03	In addition, in the summary section for the Fund the following additional benchmark information is added to the table entitled "Average Annual Total Returns for the periods ended 12/31/2011":
(Wells Fargo Advantage Opportunity Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.01%)	[1]
10 Years	rr_AverageAnnualReturnYear10	3.51%	[1]
[1]	Effective January 1, 2013, the Fund intends to change its benchmark from the Russell MidCap® Index to the Russell 3000® Index to better align with its new strategy to invest in equity securities of companies of all market capitalizations.